United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4743
(Investment Company Act File Number)

Federated Hermes Strategic Dividend Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Strategic Dividend Growth Fund, Inc.

(formerly, Federated Hermes Equity Income Fund, Inc.)

Class A Shares | LEIFX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$58	1.12%

Key Fund Statistics

  Net Assets$740,287,564
  Number of Investments54
  Portfolio Turnover23%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities
90.3%
International Equity Securities
8.7%
Cash Equivalents
0.5%

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Semi-Annual Shareholder Report

Federated Hermes Strategic Dividend Growth Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915100

8110102-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Dividend Growth Fund, Inc.

(formerly, Federated Hermes Equity Income Fund, Inc.)

Class C Shares | LEICX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$97	1.89%

Key Fund Statistics

  Net Assets$740,287,564
  Number of Investments54
  Portfolio Turnover23%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Semi-Annual Shareholder Report

Federated Hermes Strategic Dividend Growth Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915308

8110102-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Dividend Growth Fund, Inc.

(formerly, Federated Hermes Equity Income Fund, Inc.)

Class F Shares | LFEIX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$71	1.37%

Key Fund Statistics

  Net Assets$740,287,564
  Number of Investments54
  Portfolio Turnover23%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Semi-Annual Shareholder Report

Federated Hermes Strategic Dividend Growth Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915407

8110102-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Dividend Growth Fund, Inc.

(formerly, Federated Hermes Equity Income Fund, Inc.)

Institutional Shares | LEISX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$45	0.88%

Key Fund Statistics

  Net Assets$740,287,564
  Number of Investments54
  Portfolio Turnover23%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Semi-Annual Shareholder Report

Federated Hermes Strategic Dividend Growth Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915506

8110102-E (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Dividend Growth Fund, Inc.

(formerly, Federated Hermes Equity Income Fund, Inc.)

Class R Shares | FDERX

Semi-Annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$67	1.31%

Key Fund Statistics

  Net Assets$740,287,564
  Number of Investments54
  Portfolio Turnover23%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Semi-Annual Shareholder Report

Federated Hermes Strategic Dividend Growth Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915605

8110102-D (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | LEIFX	C | LEICX	F | LFEIX	R | FDERX	Institutional | LEISX

Federated Hermes Strategic Dividend Growth Fund, Inc.
(formerly, Federated Hermes Equity Income Fund, Inc.)

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Shares		Value
	COMMON STOCKS—99.0%
	Communication Services—4.1%
628,500	Deutsche Telekom AG, Class REG	$ 21,148,163
1,817,800	Koninklijke KPN NV	9,469,328
	TOTAL	30,617,491
	Consumer Discretionary—5.9%
123,700	Darden Restaurants, Inc.	25,223,667
30,200	Dick’s Sporting Goods, Inc.	6,872,614
22,025	McDonald’s Corp.	6,149,380
119,725	Nike, Inc., Class B	5,534,887
	TOTAL	43,780,548
	Consumer Staples—12.2%
293,800	British American Tobacco PLC	18,130,709
39,500	Hershey Foods Corp.	7,664,185
169,800	McCormick & Co., Inc.	8,043,426
98,400	Mondelez International, Inc.	6,019,128
50,300	PepsiCo, Inc.	7,252,757
96,725	Philip Morris International, Inc.	17,157,081
74,125	Procter & Gamble Co.	10,641,385
98,500	Sysco Corp.	7,467,285
100,891	The Coca-Cola Co.	7,971,398
	TOTAL	90,347,354
	Energy—6.4%
173,178	ConocoPhillips	19,738,828
77,000	Targa Resources, Inc.	19,640,390
110,950	Williams Cos., Inc.	7,920,721
	TOTAL	47,299,939
	Financials—23.5%
443,900	Bank of America Corp.	22,905,240
70,600	Bank of New York Mellon Corp.	9,843,758
163,400	Citigroup, Inc.	20,572,060
307,100	Citizens Financial Group, Inc.	19,120,046
56,500	CME Group, Inc.	15,455,010
76,166	JPMorgan Chase & Co.	22,797,245
81,800	PNC Financial Services Group, Inc.	18,087,616
285,600	U.S. Bancorp	15,665,160
185,175	Wells Fargo & Co.	14,358,469
21,400	Zurich Insurance Group AG	15,201,544
	TOTAL	174,006,148
	Health Care—11.9%
190,200	Abbott Laboratories	16,281,121
107,425	AbbVie, Inc.	23,388,571
56,300	Amgen, Inc.	18,961,277
556,000	GSK PLC	14,079,660
212,967	Medtronic PLC	15,719,094
	TOTAL	88,429,723
	Industrials—5.4%
245,200	Paychex, Inc.	23,779,496
22,100	Snap-On, Inc.	8,203,741
21,000	Watsco, Inc.	7,709,100
	TOTAL	39,692,337
Semi-Annual Financial Statements and Additional Information

Shares		Value
	COMMON STOCKS—continued
	Information Technology—5.1%
21,700	Accenture PLC	$ 4,059,419
280,000	Amdocs Ltd.	17,631,600
53,000	Texas Instruments, Inc.	16,201,040
	TOTAL	37,892,059
	Materials—1.0%
187,340	Amcor PLC	7,272,539
	Real Estate—7.5%
79,624	American Tower Corp.	14,886,503
210,550	Brixmor Property Group, Inc.	6,434,408
13,050	Equinix, Inc.	13,937,922
341,300	Kimco Realty Corp.	8,218,504
83,700	ProLogis, Inc.	12,008,439
	TOTAL	55,485,776
	Utilities—16.0%
65,900	American Water Works Co., Inc.	8,123,493
75,700	Atmos Energy Corp.	12,803,141
334,039	CenterPoint Energy, Inc.	14,116,488
189,700	Entergy Corp.	20,686,785
144,300	NextEra Energy, Inc.	12,555,543
481,925	PPL Corp.	17,055,326
159,900	WEC Energy Group, Inc.	17,756,895
189,700	Xcel Energy, Inc.	15,081,150
	TOTAL	118,178,821
	TOTAL COMMON STOCKS (IDENTIFIED COST $670,668,181)	733,002,735
	INVESTMENT COMPANY—0.5%
3,873,752	Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[1] (IDENTIFIED COST $3,873,752)	3,873,752
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $674,541,933)[2]	736,876,487
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	3,411,077
	NET ASSETS—100%	$740,287,564
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2025	$5,417,705
Purchases at Cost	$105,696,742
Proceeds from Sales	$(107,240,695)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$3,873,752
Shares Held as of 5/31/2026	3,873,752
Dividend Income	$138,315

1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Semi-Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$654,973,331	$14,079,660	$—	$669,052,991
International	—	63,949,744	—	63,949,744
Investment Company	3,873,752	—	—	3,873,752
TOTAL SECURITIES	$658,847,083	$78,029,404	$—	$736,876,487
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.86	$26.52	$21.16	$22.76	$26.60	$22.35
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.21	0.19	0.25	0.27	0.25
Net realized and unrealized gain (loss)	1.12	1.28	5.42	(0.32)	(0.11)	4.24
Total From Investment Operations	1.36	1.49	5.61	(0.07)	0.16	4.49
Less Distributions:
Distributions from net investment income	(0.26)	(0.22)	(0.20)	(0.25)	(0.29)	(0.24)
Distributions from net realized gain	(4.79)	(2.93)	(0.05)	(1.28)	(3.71)	—
Total Distributions	(5.05)	(3.15)	(0.25)	(1.53)	(4.00)	(0.24)
Net Asset Value, End of Period	$21.17	$24.86	$26.52	$21.16	$22.76	$26.60
Total Return[2]	6.56%	7.10%	26.61%	(0.04)%	0.01%	20.14%
Ratios to Average Net Assets:
Net expenses[3]	1.12%[4]	1.11%	1.11%	1.11%	1.11%	1.11%
Net investment income	2.27%[4]	0.92%	0.81%	1.19%	1.18%	0.97%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.01%	0.02%	0.03%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$634,496	$655,470	$688,319	$610,838	$681,158	$744,115
Portfolio turnover[7]	23%	115%	74%	75%	90%	77%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.51	$26.23	$20.97	$22.60	$26.47	$22.30
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.03	0.00[2]	0.08	0.09	0.05
Net realized and unrealized gain (loss)	1.09	1.24	5.37	(0.31)	(0.11)	4.23
Total From Investment Operations	1.25	1.27	5.37	(0.23)	(0.02)	4.28
Less Distributions:
Distributions from net investment income	(0.17)	(0.06)	(0.06)	(0.12)	(0.14)	(0.11)
Distributions from net realized gain	(4.79)	(2.93)	(0.05)	(1.28)	(3.71)	—
Total Distributions	(4.96)	(2.99)	(0.11)	(1.40)	(3.85)	(0.11)
Net Asset Value, End of Period	$20.80	$24.51	$26.23	$20.97	$22.60	$26.47
Total Return[3]	6.16%	6.23%	25.64%	(0.81)%	(0.78)%	19.23%
Ratios to Average Net Assets:
Net expenses[4]	1.89%[5]	1.90%	1.91%	1.91%	1.89%	1.87%
Net investment income	1.49%[5]	0.14%	0.01%	0.38%	0.39%	0.19%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,922	$9,208	$9,797	$10,490	$14,915	$18,179
Portfolio turnover[8]	23%	115%	74%	75%	90%	77%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.87	$26.53	$21.17	$22.77	$26.62	$22.37
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.15	0.13	0.19	0.21	0.19
Net realized and unrealized gain (loss)	1.11	1.28	5.42	(0.31)	(0.12)	4.24
Total From Investment Operations	1.33	1.43	5.55	(0.12)	0.09	4.43
Less Distributions:
Distributions from net investment income	(0.23)	(0.16)	(0.14)	(0.20)	(0.23)	(0.18)
Distributions from net realized gain	(4.79)	(2.93)	(0.05)	(1.28)	(3.71)	—
Total Distributions	(5.02)	(3.09)	(0.19)	(1.48)	(3.94)	(0.18)
Net Asset Value, End of Period	$21.18	$24.87	$26.53	$21.17	$22.77	$26.62
Total Return[2]	6.42%	6.82%	26.29%	(0.31)%	(0.28)%	19.86%
Ratios to Average Net Assets:
Net expenses[3]	1.37%[4]	1.38%	1.38%	1.39%	1.37%	1.35%
Net investment income	2.02%[4]	0.66%	0.54%	0.91%	0.92%	0.72%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,424	$31,437	$35,593	$31,983	$36,846	$42,145
Portfolio turnover[7]	23%	115%	74%	75%	90%	77%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.95	$26.61	$21.22	$22.78	$26.60	$22.36
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.17	0.15	0.21	0.22	0.20
Net realized and unrealized gain (loss)	1.13	1.27	5.43	(0.32)	(0.10)	4.24
Total From Investment Operations	1.35	1.44	5.58	(0.11)	0.12	4.44
Less Distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.14)	(0.17)	(0.23)	(0.20)
Distributions from net realized gain	(4.79)	(2.93)	(0.05)	(1.28)	(3.71)	—
Total Distributions	(5.03)	(3.10)	(0.19)	(1.45)	(3.94)	(0.20)
Net Asset Value, End of Period	$21.27	$24.95	$26.61	$21.22	$22.78	$26.60
Total Return[2]	6.48%	6.86%	26.36%	(0.25)%	(0.17)%	19.90%
Ratios to Average Net Assets:
Net expenses[3]	1.31%[4]	1.32%	1.32%	1.31%	1.33%	1.28%
Net investment income	2.07%[4]	0.71%	0.61%	0.99%	0.97%	0.79%
Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,901	$12,335	$13,647	$12,925	$13,798	$14,857
Portfolio turnover[6]	23%	115%	74%	75%	90%	77%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.83	$26.50	$21.14	$22.74	$26.56	$22.33
Income From Investment Operations:
Net investment income (loss)[1]	0.27	0.27	0.25	0.29	0.32	0.31
Net realized and unrealized gain (loss)	1.11	1.26	5.41	(0.31)	(0.11)	4.25
Total From Investment Operations	1.38	1.53	5.66	(0.02)	0.21	4.56
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.25)	(0.30)	(0.32)	(0.33)
Distributions from net realized gain	(4.79)	(2.93)	(0.05)	(1.28)	(3.71)	—
Total Distributions	(5.07)	(3.20)	(0.30)	(1.58)	(4.03)	(0.33)
Net Asset Value, End of Period	$21.14	$24.83	$26.50	$21.14	$22.74	$26.56
Total Return[2]	6.69%	7.32%	26.93%	0.19%	0.24%	20.46%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.87%
Net investment income	2.51%[4]	1.15%	1.04%	1.42%	1.42%	1.21%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.01%	0.01%	0.02%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,544	$53,538	$51,169	$49,173	$53,816	$55,666
Portfolio turnover[7]	23%	115%	74%	75%	90%	77%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $3,873,752 of investments in affiliated holdings* (identified cost $674,541,933, including $3,873,752 of identified cost in affiliated holdings)	$736,876,487
Cash denominated in foreign currencies (identified cost $41,392)	40,902
Due from broker (Note 2)	2,000
Income receivable	1,380,356
Income receivable from affiliated holdings	18,580
Receivable for investments sold	2,629,547
Receivable for shares sold	15,129
Total Assets	740,963,001
Liabilities:
Payable for shares redeemed	272,945
Payable for investment adviser fee (Note 5)	36,581
Payable for administrative fee (Note 5)	4,716
Payable for transfer agent fees (Note 2)	102,201
Payable for portfolio accounting fees	68,531
Payable for distribution services fee (Note 5)	14,627
Payable for other service fees (Notes 2 and 5)	145,756
Accrued expenses (Note 5)	30,080
Total Liabilities	675,437
Net assets for 34,981,716 shares outstanding	$740,287,564
Net Assets Consist of:
Paid-in capital	$627,140,565
Total distributable earnings (loss)	113,146,999
Net Assets	$740,287,564
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($634,496,183 ÷ 29,975,856 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.17
Offering price per share (100/94.50 of $21.17)	$22.40
Redemption proceeds per share	$21.17
Class C Shares:
Net asset value per share ($8,922,292 ÷ 428,961 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$20.80
Offering price per share	$20.80
Redemption proceeds per share (99.00/100 of $20.80)	$20.59
Class F Shares:
Net asset value per share ($29,424,326 ÷ 1,389,382 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$21.18
Offering price per share (100/99.00 of $21.18)	$21.39
Redemption proceeds per share (99.00/100 of $21.18)	$20.97
Class R Shares:
Net asset value per share ($11,901,162 ÷ 559,644 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$21.27
Offering price per share	$21.27
Redemption proceeds per share	$21.27
Institutional Shares:
Net asset value per share ($55,543,601 ÷ 2,627,873 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.14
Offering price per share	$21.14
Redemption proceeds per share	$21.14

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Dividends (including $138,315 received from affiliated holdings* and net of foreign taxes withheld of $189,186)	$12,712,429
Expenses:
Investment adviser fee (Note 5)	2,253,307
Administrative fee (Note 5)	290,508
Custodian fees	15,968
Transfer agent fees (Note 2)	521,727
Directors’/Trustees’ fees (Note 5)	6,071
Auditing fees	19,283
Legal fees	5,323
Portfolio accounting fees	78,943
Distribution services fee (Note 5)	101,536
Other service fees (Notes 2 and 5)	850,936
Share registration costs	43,503
Printing and postage	27,446
Miscellaneous (Note 5)	23,361
TOTAL EXPENSES	4,237,912
Waiver and Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(2,707)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(24,847)
TOTAL WAIVER AND REIMBURSEMENTS	(27,554)
Net expenses	4,210,358
Net investment income	8,502,071
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments	51,498,606
Net realized gain on foreign currency transactions	64,559
Net change in unrealized appreciation of investments	(12,308,340)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	708
Net realized and unrealized gain (loss) on investments and foreign currency transactions	39,255,533
Change in net assets resulting from operations	$47,757,604

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,502,071	$6,729,505
Net realized gain (loss)	51,563,165	146,528,909
Net change in unrealized appreciation/depreciation	(12,307,632)	(104,688,116)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,757,604	48,570,298
Distributions to Shareholders:
Class A Shares	(132,866,818)	(81,461,656)
Class C Shares	(1,820,437)	(1,109,304)
Class F Shares	(6,177,161)	(4,099,382)
Class R Shares	(2,467,526)	(1,581,633)
Institutional Shares	(10,940,939)	(6,292,390)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(154,272,881)	(94,544,365)
Share Transactions:
Proceeds from sale of shares	24,310,917	23,033,904
Net asset value of shares issued to shareholders in payment of distributions declared	146,875,282	89,767,780
Cost of shares redeemed	(86,371,519)	(103,365,568)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	84,814,680	9,436,116
Change in net assets	(21,700,597)	(36,537,951)
Net Assets:
Beginning of period	761,988,161	798,526,112
End of period	$740,287,564	$761,988,161
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Strategic Dividend Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
Prior to October 27, 2025, the name of the Fund was Federated Hermes Equity Income Fund, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated Equity Management Company of Pennsylvania (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $27,554 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended May 31, 2026, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$433,671	$(9,231)
Class C Shares	7,158	—
Class F Shares	20,327	—
Class R Shares	19,093	—
Institutional Shares	41,478	(716)
TOTAL	$521,727	$(9,947)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$801,908
Class C Shares	11,339
Class F Shares	37,689
TOTAL	$850,936
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2026, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize share activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	718,443	$15,583,893	519,013	$11,866,961
Shares issued to shareholders in payment of distributions declared	6,209,676	125,937,175	3,463,808	76,996,152
Shares redeemed	(3,321,582)	(70,727,514)	(3,564,310)	(82,158,280)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,606,537	$70,793,554	418,511	$6,704,833
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	22,910	$493,083	52,141	$1,165,668
Shares issued to shareholders in payment of distributions declared	91,316	1,818,842	50,563	1,108,234
Shares redeemed	(60,922)	(1,322,324)	(100,549)	(2,291,280)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	53,304	$989,601	2,155	$(17,378)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	9,238	$191,641	19,548	$443,344
Shares issued to shareholders in payment of distributions declared	291,949	5,922,675	177,184	3,936,896
Shares redeemed	(175,957)	(3,816,351)	(273,955)	(6,288,482)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	125,230	$2,297,965	(77,223)	$(1,908,242)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	43,265	$936,115	72,350	$1,660,018
Shares issued to shareholders in payment of distributions declared	119,523	2,434,356	70,146	1,563,928
Shares redeemed	(97,518)	(2,075,849)	(160,960)	(3,757,513)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	65,270	$1,294,622	(18,464)	$(533,567)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	339,175	$7,106,185	337,684	$7,897,913
Shares issued to shareholders in payment of distributions declared	531,279	10,762,234	277,352	6,162,570
Shares redeemed	(398,886)	(8,429,481)	(389,818)	(8,870,013)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	471,568	$9,438,938	225,218	$5,190,470
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,321,909	$84,814,680	550,197	$9,436,116
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $674,541,933. The net unrealized appreciation of investments for federal tax purposes was $62,334,554. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $92,404,621 and unrealized depreciation from investments for those securities having an excess of cost over value of $30,070,067.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily reimbursed $9,947 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $2,707.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class F Shares	0.25%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$34,030	$—
Class F Shares	37,706	—
Class R Shares	29,800	(14,900)
TOTAL	$101,536	$(14,900)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2026, FSC retained $27,053 of fees paid by the Fund.
For the six months ended May 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $4,974 in sales charges from the sale of Class A Shares. FSC also retained $147 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $93,613 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.12%, 1.36% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class R Shares and Institutional Shares was 1.11%, 1.35% and 0.88%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Semi-Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$172,496,536
Sales	$235,086,936
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Strategic Dividend Growth Fund, Inc. (the “Fund”)
(Formerly, Federated Hermes Equity Income Fund, Inc.)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2025. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Semi-Annual Financial Statements and Additional Information

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Strategic Dividend Growth Fund, Inc.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915308
CUSIP 313915407
CUSIP 313915605
CUSIP 313915506
8110102 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Strategic Dividend Growth Fund, Inc.: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Strategic Dividend Growth Fund, Inc.: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Strategic Dividend Growth Fund, Inc.: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Strategic Dividend Growth Fund, Inc.: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Not Applicable.
(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(4)	Not Applicable.
(a)(5)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Strategic Dividend Growth Fund, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026